Commitments and Contingencies (Details) - Schedule of Contractual Obligations	Dec. 31, 2023 CNY (¥)
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	¥ 41,810,169
Payments due by period Within 1-2 years	7,061,443
Payments due by period Over 2 years	1,811,524
Total	50,683,136
Operating Lease Payment [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	8,806,671
Payments due by period Within 1-2 years	3,405,098
Payments due by period Over 2 years	1,811,524
Total	14,023,293
Bank Borrowings [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	30,003,498
Total	30,003,498
Loan from a Related Party [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within one year	3,000,000
Total	3,000,000
Loans from a Third Party [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within 1-2 years	2,833,080
Total	2,833,080
Loan From a Shareholder [Member]
Schedule of Contractual Obligations [Line Items]
Payments due by period Within 1-2 years	823,265
Total	¥ 823,265